As filed with the Securities and Exchange Commission on May 15, 2013

Securities Act File No. 333-156141

Investment Company Act of 1940 File No. 811-22187

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒

Post-Effective Amendment No. 7	☒

And

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒

Amendment No. 11

Pax World Funds Trust II

(Exact Name of Registrant as Specified in Charter)

30 Penhallow Street, Suite 400

Portsmouth, New Hampshire 03801

(Address of Principal Executive Offices)

Registrant’s Telephone Number: (800) 767-1729

Joseph F. Keefe

Pax World Management LLC

30 Penhallow Street, Suite 400

Portsmouth, New Hampshire 03801

(Name and Address of Agent for Service)

Copies to:

Gregory D. Sheehan, Esq.
Ropes & Gray LLP
Prudential Tower
800 Boylston Street
Boston, MA 02199

It is proposed that this filing will become effective:

☒	immediately upon filing pursuant to Rule 485, paragraph (b)
☐	on pursuant to Rule 485, paragraph (b)
☐	60 days after filing pursuant to Rule 485, paragraph (a)(1)
☐	on pursuant to Rule 485, paragraph (a)(1)
☐	75 days after filing pursuant to Rule 485, paragraph (a)(2)
☐	on pursuant to Rule 485, paragraph (a)(2)

☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

This post-effective amendment relates only to the Registrant’s Pax MSCI EAFE ESG Index ETF series. Information contained in the Registrant’s registration statement relating to any other series of the Registrant is neither amended nor superseded hereby.

NOTICE

A copy of the Agreement and Declaration of Trust of Pax World Funds Trust II (the “Registrant”) is on file with the Secretary of the Commonwealth of Massachusetts and notice is hereby given that this instrument has been executed on behalf of the Registrant by officers of the Registrant as officers and by trustees of the Registrant as trustees and not individually, and the obligations of or arising out of this instrument are not binding upon any of the trustees, officers or shareholders individually, but are binding only upon the assets and property of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Portsmouth, and State of New Hampshire on the 15th day of May, 2013.

PAX WORLD FUNDS TRUST II
(Registrant)

By:	/s/ Joseph F. Keefe
Joseph F. Keefe, President and
Chief Executive Officer

Pursuant to the requirements of the Securities Act, this registration statement has been signed below by the following persons in the capacities and on the date(s) indicated.

	SIGNATURE	TITLE	DATE

	/s/ Joseph F. Keefe	Trustee, Chief Executive Officer	May 15, 2013
	Joseph F. Keefe	(Principal Executive Officer)

	/s/ Alicia K. DuBois	Treasurer (Principal Financial and Accounting Officer)	May 15, 2013
Alicia K. DuBois

	/s/Adrian P. Anderson*	Trustee	May 15, 2013
Adrian P. Anderson

	/s/Carl H. Doerge, Jr.*	Trustee	May 15, 2013
Carl H. Doerge, Jr.

	/s/Cynthia Hargadon*	Trustee	May 15, 2013
Cynthia Hargadon

	/s/Louis F. Laucirica*	Trustee	May 15, 2013
Louis F. Laucirica

	/s/John L. Liechty*	Trustee	May 15, 2013
John L. Liechty

	/s/Laurence A. Shadek*	Trustee	May 15, 2013
Laurence A. Shadek

	/s/Nancy S. Taylor*	Trustee	May 15, 2013
Nancy S. Taylor

*By:	/s/ Joseph F. Keefe
Joseph F. Keefe
As Attorney-in-Fact
May 15, 2013

Exhibit Index

Exhibit No.
EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase